Geographic and Significant Customer Information - Schedule of Major Customers (Details) - Revenue Benchmark - Customer Concentration Risk	12 Months Ended
	Jan. 31, 2021	Jan. 31, 2020	Jan. 31, 2019
Customer A
Revenue, Major Customer
Concentration risk, percentage	16.90%	15.60%	14.70%
Customer B
Revenue, Major Customer
Concentration risk, percentage	14.10%	12.90%	12.60%